Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

1.   Name and address of issuer:

     Alex. Brown Cash Reserve Fund, Inc.
     One South Street
     Baltimore, Maryland 21202
___________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

     Prime Series
     ____________

Alex. Brown Prime Shares           Flag Investors Prime
Class                              Class A

Alex. Brown Institutional          Flag Investors Prime
Prime Shares Class                 Class B

                                   Quality Cash Reserve
                                   Prime Shares Class



Treasury Series                       Tax-Free Series
_______________                       _______________


Alex. Brown Institutional Treasury    Alex. Brown Tax-Free
Shares Class                          Shares Class

Alex. Brown Treasury
Shares Class

___________________________________________________________________

3.   Investment Company Act File Number:  811-3196

     Securities Act File Number:  2-72658

___________________________________________________________________

4.   Last day of fiscal year for which this notice is filed:


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     March 31, 1997
___________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A                                                         [ ]
___________________________________________________________________

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):

     N/A
___________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None
___________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None
___________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

     34,116,254,859 shares @ $34,116,254,859 (See attached Schedule A)
___________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     34,116,254,859 shares @ $34,116,254,859 (See attached Schedule A)
___________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    Included in Item 9 above                (See attached Schedule A)
___________________________________________________________________


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12.  Calculation of registration fee:


     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                    $ 34,116,254,859
                                                    ________________
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                    +        --
                                                    ________________
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                    - 33,754,878,580
                                                    ________________
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                    +         --
                                                    ________________
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line (iv)} (if applicable):
                                                  $      361,376,279
                                                    ________________
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                x        1/3,300
                                                    ________________
     (vii)     Fee due {line (i) or line (v) multiplied by line
               (vi)}:


                                                   $      109,507.96
                                                   =================
Instruction:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.
















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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).

                                                                 [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     May 14, 1997



                             SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/ Joseph A. Finelli
                              Joseph A. Finelli
                              Treasurer


Date May 15, 1997

 * Please print the name and title of the signing officer below the signature.



























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                                                          SCHEDULE A


Sales                                        Sales Amount

Treasury Series

    Alex. Brown Treasury Shares               $   4,075,840,415
    Alex. Brown Institutional Treasury Shares       458,391,680
                                                  _____________
                                              $   4,534,232,095

Prime Series

    Alex. Brown Prime Shares                   $ 22,263,288,298
    Flag Investors Prime A Shares                     9,331,912
    Flag Investors Prime B Shares                       328,144
    Alex. Brown Institutional Prime Shares          912,825,877
    Quality Cash Reserve Prime Shares             1,001,597,821
                                               ________________
                                               $ 24,187,372,052

Tax-Free Series

    Tax-Free Shares                            $  5,222,168,283
                                               ________________
Total Sales                                     $33,943,772,430
					       ================

Dividend Reinvestment

Treasury Series

    Alex. Brown Treasury Shares               $      29,377,891
    Alex. Brown Institutional Treasury Shares         1,597,049
						_______________
                                              $      30,974,940

Prime Series

    Alex. Brown Prime Shares                   $    113,931,978
    Flag Investors Prime A Shares                       281,420
    Flag Investors Prime B Shares                         1,264
    Alex. Brown Institutional Prime Shares            3,084,567
    Quality Cash Reserve Prime Shares                 8,045,624
						_______________
                                               $    125,344,853








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Tax-Free Series

    Tax Free Shares                           $      16,162,636
					      _________________
Total Dividend Reinvestments                   $    172,482,429
                                              ==================

Redemptions

Treasury Series

    Alex. Brown Treasury Shares                $  4,093,588,948
    Alex. Brown Institutional Treasury Shares       450,602,609
					      _________________							       					      _________________
                                               $  4,544,191,557

Prime Series

    Alex. Brown Prime Shares                    $22,218,380,783
    Flag Investors Prime A Shares                     9,068,618
    Flag Investors Prime B Shares                       112,510
    Alex. Brown Institutional Prime Shares          851,798,212
    Quality Cash Reserve Prime Shares               968,685,990
					      _________________
                                                $24,048,046,113

Tax-Free Series

    Tax-Free Shares                             $ 5,162,640,910
					      _________________
Total Redemptions                               $33,754,878,580
					      =================



   Fee Computation:

   $33,943,772,430 + 172,482,429 = $34,116,254,859
   $34,116,254,859 - 33,754,878,580 = $361,376,279
   $361,376,279 divided by 3,300 = $109,507.96















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2000 One Logan Square                          Morgan, Lewis
                                                &Bockius LLP
Philadelphia, PA 19103-6993                COUNSELORS AT LAW

215-963-5000

FAX: 215-963-5299


May 15, 1997


Alex. Brown Cash Reserve Fund, Inc.
One South Street
Baltimore, Maryland 21202

Re:       Rule 24f-2 Notice for
          Alex. Brown Cash Reserve Fund, Inc.
          (File Nos. 2-72658 and 811-3196)


Gentlemen:

Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940. This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended March 31, 1997 the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value $.001 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").

We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


Very truly yours,


/s/ Morgan, Lewis & Bockius LLP

cc: Mr. Joseph A. Finelli

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